UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
1/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.9%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$5,096,002	$5,301,852
Ser. 06-4, Class A2, 5.522s, 2046	2,493,420	2,514,912
Ser. 07-1, Class XW, IO, 0.284s, 2049	11,371,717	152,092
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s, 2035	25,653,147	161,461
Ser. 07-5, Class XW, IO, 0.427s, 2051	23,035,973	412,150
Ser. 04-4, Class XC, IO, 0.288s, 2042	29,624,132	465,188
Ser. 04-5, Class XC, IO, 0.273s, 2041	52,376,718	702,911
Ser. 06-5, Class XC, IO, 0.191s, 2047	95,280,896	1,399,629
Ser. 05-1, Class XW, IO, 0.084s, 2042	353,353,570	267,701
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.275s, 2032	379,000	417,506
Ser. 07-PW17, Class A3, 5.736s, 2050	15,217,000	15,941,177
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	2,934,000	3,055,761
Ser. 06-PW14, Class A2, 5.123s, 2038	1,755,000	1,784,160
Ser. 04-PR3I, Class X1, IO, 0.241s, 2041	8,873,879	161,735
Ser. 05-PWR9, Class X1, IO, 0.19s, 2042	61,986,377	561,597
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.682s, 2038	16,827,145	252,407
Ser. 06-PW14, Class X1, IO, 0.22s, 2038	16,075,460	265,245
Ser. 05-PW10, Class X1, IO, 0.056s, 2040	62,061,185	135,914
Citigroup Commercial Mortgage Trust FRB Ser. 07-C6,
Class A3, 5.698s, 2049	5,593,000	5,845,940
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.117s, 2049	91,849,708	1,120,566
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.389s, 2036	236,423	141,854
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	1,366,889	1,417,538
Ser. 07-CD4, Class A2B, 5.205s, 2049	2,040,000	2,100,467
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.372s, 2049	55,697,514	885,033
Ser. 07-CD4, Class XC, IO, 0.121s, 2049	68,936,863	603,198
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	961,499	1,000,917
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	3,123,009
Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.172s, 2043	30,131,460	297,379
Ser. 06-C8, Class XS, IO, 0.136s, 2046	66,079,623	760,035
Ser. 05-C6, Class XC, IO, 0.06s, 2044	51,805,341	302,780
Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	8,657,027	5,797,503
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	1,137,902	1,119,767
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.472s, 2035	50,444	39,851
FRB Ser. 05-HYB4, Class 2A1, 2.895s, 2035	484,396	356,031
Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.665s, 2034	9,870,926	1,202,836
Ser. 05-R3, Class AS, IO, 5.517s, 2035	650,299	81,287
FRB Ser. 04-R2, Class 1AF1, 0.68s, 2034	9,725,399	8,509,724
FRB Ser. 05-R3, Class AF, 0.66s, 2035	639,245	549,751
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.211s, 2041	2,834,000	2,951,621
FRB Ser. 07-C4, Class A2, 5.804s, 2039	6,439,136	6,598,691
FRB Ser. 07-C3, Class A2, 5.72s, 2039	2,322,235	2,390,646
Ser. 07-C5, Class AAB, 5.62s, 2040	4,243,000	4,425,182
Ser. 07-C2, Class A2, 5.448s, 2049	2,122,000	2,160,370
Ser. 07-C1, Class AAB, 5.336s, 2040	5,218,000	5,540,994
Ser. 06-C5, Class AX, IO, 0.2s, 2039	30,312,203	489,876
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.154s, 2039	61,150,172	938,343
Ser. 07-C2, Class AX, IO, 0.107s, 2049	94,915,161	591,227
Ser. 07-C1, Class AX, IO, 0.069s, 2040	112,440,752	796,755
CS First Boston Mortgage Securities Corp. Ser. 04-C3,
Class A3, 4.302s, 2036	7,267	7,263
CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.733s, 2038	67,659,764	2,123,069
Ser. 02-CP3, Class AX, IO, 1.408s, 2035	28,362,173	428,391
FRB Ser. 04-TF2A, Class J, 1.211s, 2019	254,000	244,475
FRB Ser. 04-TF2A, Class H, 0.961s, 2019	495,000	470,250
Ser. 04-C4, Class AX, IO, 0.539s, 2039	7,003,200	155,978
DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	684,684	684,407
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	2,078,790
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.742s, 2037	2,482,882	3,501,601
IFB Ser. 2976, Class LC, 23.462s, 2035	312,884	438,166
IFB Ser. 2979, Class AS, 23.315s, 2034	285,794	381,485
IFB Ser. 3072, Class SB, 22.692s, 2035	1,202,630	1,624,307
IFB Ser. 3249, Class PS, 21.413s, 2036	1,180,887	1,605,529
IFB Ser. 3065, Class DC, 19.076s, 2035	1,235,566	1,606,829
IFB Ser. 3105, Class SI, IO, 18.944s, 2036	314,729	153,644
IFB Ser. 2990, Class LB, 16.278s, 2034	1,323,759	1,632,234
IFB Ser. T-56, Class 2ASI, IO, 7.84s, 2043	1,164,970	240,275
IFB Ser. 3184, Class SP, IO, 7.089s, 2033	1,924,673	248,394
IFB Ser. 3149, Class SE, IO, 6.889s, 2036	1,561,259	289,754
IFB Ser. 3157, Class SA, IO, 6.889s, 2036	4,104,646	759,524
IFB Ser. 3208, Class PS, IO, 6.839s, 2036	13,467,168	2,061,497
IFB Ser. 3287, Class SE, IO, 6.439s, 2037	4,846,334	765,527

IFB Ser. 3694, Class AS, IO, 6.439s, 2027	14,790,696	1,841,904
IFB Ser. 3398, Class SI, IO, 6.38875s, 2036	5,034,129	625,491
IFB Ser. 3145, Class GI, IO, 6.339s, 2036	2,701,813	423,990
IFB Ser. 3114, Class IP, IO, 6.339s, 2036	2,583,202	367,615
IFB Ser. 3677, Class KS, IO, 6.289s, 2040	11,479,301	1,683,573
IFB Ser. 3485, Class SI, IO, 6.289s, 2036	1,762,252	271,968
IFB Ser. 3349, Class AS, IO, 6.239s, 2037	10,996,294	1,571,370
IFB Ser. 3753, Class SK, IO, 5.789s, 2038	12,576,896	1,825,788
IFB Ser. 3751, Class SB, IO, 5.779s, 2039	21,443,527	2,912,245
IFB Ser. 3725, Class CS, IO, 5.739s, 2040	48,575,911	6,587,865
Ser. 3672, Class PI, IO, 5 1/2s, 2039	7,599,676	1,442,190
Ser. 3707, Class IK, IO, 5s, 2040	2,487,280	433,085
Ser. 3645, Class ID, IO, 5s, 2040	532,041	87,148
Ser. 3632, Class CI, IO, 5s, 2038	646,024	110,780
Ser. 3626, Class DI, IO, 5s, 2037	463,540	58,420
Ser. 3623, Class CI, IO, 5s, 2036	414,905	52,693
Ser. 3707, Class PI, IO, 4 1/2s, 2025	19,559,804	2,474,315
Ser. 3768, Class MI, IO, 4s, 2035	65,393,904	8,978,146
Ser. 3736, Class QI, IO, 4s, 2034	14,969,504	2,017,959
Ser. 3740, Class KI, IO, 4s, 2033	21,001,163	2,672,608
Ser. 3692, Class KI, IO, 4s, 2024 (F)	72,590,703	4,273,393
Ser. 3707, Class HI, IO, 4s, 2023	6,133,184	686,303
Ser. T-56, Class A, IO, 0.524s, 2043	15,571,841	291,972
Ser. T-56, Class 3, IO, 0.019s, 2043	5,403,611	3,377
Ser. T-56, Class 1, IO, zero %, 2043	18,825,375	14,707
Ser. T-56, Class 2, IO, zero %, 2043	6,556,475	578
Ser. 3369, Class BO, PO, zero %, 2037	90,684	80,348
Ser. 3327, Class IF, IO, zero %, 2037	84,394	3,335
Ser. 3369, PO, zero %, 2037	29,476	27,160
Ser. 3391, PO, zero %, 2037	185,301	148,013
Ser. 3300, PO, zero %, 2037	1,617,764	1,420,736
Ser. 3206, Class EO, PO, zero %, 2036	64,998	55,017
Ser. 3175, Class MO, PO, zero %, 2036	182,379	149,381
Ser. 3210, PO, zero %, 2036	51,428	43,516
Ser. 3145, Class KO, PO, zero %, 2034	4,842	4,648
FRB Ser. 3326, Class YF, zero %, 2037	105,991	99,035
FRB Ser. 3263, Class TA, zero %, 2037	22,727	22,588
FRB Ser. 3147, Class SF, zero %, 2036	282,693	269,296
FRB Ser. 3117, Class AF, zero %, 2036	66,253	63,290
FRB Ser. 3047, Class BD, zero %, 2035	1,069	1,067
FRB Ser. 3326, Class WF, zero %, 2035	209,451	198,684
FRB Ser. 3033, Class YF, zero %, 2035	61,834	60,222
FRB Ser. 3036, Class AS, zero %, 2035	88,794	71,581
FRB Ser. 3003, Class XF, zero %, 2035	294,960	286,987
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.28s, 2037	1,209,156	2,298,738
IFB Ser. 06-62, Class PS, 38.34s, 2036	2,458,651	4,143,738
IFB Ser. 06-8, Class HP, 23.613s, 2036	1,237,103	1,753,074
IFB Ser. 05-45, Class DA, 23.467s, 2035	2,513,971	3,689,123
IFB Ser. 05-122, Class SE, 22.19s, 2035	2,392,344	3,253,154
IFB Ser. 05-75, Class GS, 19.47s, 2035	1,066,564	1,366,132
IFB Ser. 05-106, Class JC, 19.318s, 2035	1,151,432	1,502,239
IFB Ser. 05-83, Class QP, 16.718s, 2034	290,342	362,970
IFB Ser. 03-W6, Class 5S, IO, 7.34s, 2042	6,100,619	1,102,639
IFB Ser. 06-24, Class QS, IO, 6.94s, 2036	2,447,630	431,640
IFB Ser. 10-35, Class SG, IO, 6.14s, 2040	44,323,650	7,366,147
IFB Ser. 09-71, Class XS, IO, 5.94s, 2036	16,900,362	1,712,216
Ser. 06-W2, Class 1AS, IO, 5.803s, 2036	1,783,655	200,661
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	9,941,922	1,211,245
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	15,738,348	1,857,125
Ser. 10-98, Class DI, IO, 5s, 2040	3,960,419	665,152
IFB Ser. 05-W2, Class A2, IO, 4.95s, 2035	7,567,024	743,857
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	36,531,516	3,288,946
Ser. 03-W12, Class 2, IO, 2.228s, 2043	9,239,523	750,711
Ser. 03-W10, Class 1, IO, 1.606s, 2043	13,202,923	792,175
Ser. 03-W17, Class 12, IO, 1.136s, 2033	4,252,583	177,852
Ser. 01-50, Class B1, IO, 0.405s, 2041	1,384,461	18,171
Ser. 03-34, Class P1, PO, zero %, 2043	310,535	232,901
Ser. 07-64, Class LO, PO, zero %, 2037	335,675	307,355
Ser. 07-14, Class KO, PO, zero %, 2037	713,372	599,989
Ser. 06-125, Class OX, PO, zero %, 2037	250,936	220,360
Ser. 06-84, Class OT, PO, zero %, 2036	136,712	121,007
Ser. 06-46, Class OC, PO, zero %, 2036	102,450	87,336
Ser. 04-61, Class CO, PO, zero %, 2031	567,032	563,806
FRB Ser. 06-115, Class SN, zero %, 2036	613,597	611,776
FRB Ser. 06-104, Class EK, zero %, 2036	47,882	45,193
FRB Ser. 05-117, Class GF, zero %, 2036	18,645	18,296
FRB Ser. 06-1, Class HF, zero %, 2032	22,490	18,062
IFB Ser. 06-48, Class FG, zero %, 2036	196,400	194,227
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.337s, 2033	6,690,373	288
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	2,280,970
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	753,167
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.124s, 2043	54,071,859	436,127
Ser. 07-C1, Class XC, IO, 0.073s, 2049	136,003,588	682,901
Ser. 05-C3, Class XC, IO, 0.069s, 2045	341,960,678	1,682,029
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.323s, 2029	4,229,002	158,089
Ser. 05-C1, Class X1, IO, 0.385s, 2043	39,839,210	505,858
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	283,604	258,080
Ser. 06-C1, Class XC, IO, 0.068s, 2045	115,349,841	599,892
Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	4,995,577	841,005
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	4,825,497	783,033
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	6,568,017	836,831

IFB Ser. 10-125, Class CS, IO, 6.389s, 2040	13,159,326	2,262,787
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	6,829,186	1,103,870
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	4,543,846	706,613
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	6,466,360	1,042,119
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	6,687,609	1,069,951
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	3,104,679	513,514
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	72,360,762	11,422,384
IFB Ser. 10-162, Class SC, IO, 6.289s, 2039	10,409,258	1,717,528
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	24,581,564	3,944,579
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	7,235,242	987,249
IFB Ser. 10-151, Class SB, IO, 5.839s, 2039	19,096,738	2,830,710
IFB Ser. 10-115, Class SN, IO, 5.839s, 2038	15,390,444	2,234,693
IFB Ser. 10-116, Class JS, IO, 5.789s, 2039	39,031,266	5,770,581
IFB Ser. 10-113, Class BS, IO, 5.739s, 2040	44,971,154	6,165,545
IFB Ser. 10-68, Class MS, IO, 5.589s, 2040	13,045,699	1,673,418
IFB Ser. 10-62, Class SE, IO, 5.489s, 2040	26,149,255	3,377,699
IFB Ser. 10-20, Class SD, IO, 5.419s, 2040	9,762,782	1,351,462
Ser. 10-70, Class PI, IO, 5s, 2039	23,171,698	3,686,617
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	28,724,789	4,911,939
Ser. 06-36, Class OD, PO, zero %, 2036	142,262	128,423
Ser. 99-31, Class MP, PO, zero %, 2029	46,282	42,116
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)	2,316,427	21,677
FRB Ser. 07-73, Class KM, zero %, 2037	232,691	204,450
FRB Ser. 07-35, Class UF, zero %, 2037	44,055	42,934
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	6,555,108	6,726,462
Ser. 05-GG5, Class A2, 5.117s, 2037	861,466	871,603
Ser. 05-GG5, Class XC, IO, 0.12s, 2037	332,162,018	846,847
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.382s, 2042	92,880,255	1,435,641
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	848,843	850,965
Ser. 03-C1, Class X1, IO, 0.843s, 2040	15,487,357	212,270
Ser. 04-C1, Class X1, IO, 0.647s, 2028	4,553,945	296
Ser. 06-GG6, Class XC, IO, 0.09s, 2038	118,055,025	248,163
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	798,732	114,818
IFB Ser. 04-4, Class 1AS, IO, 5.419s, 2034	326,953	47,000
Ser. 05-RP3, Class 1AS, IO, 5.318s, 2035	5,136,506	569,802
FRB Ser. 04-4, Class 1AF, 0.66s, 2034	326,953	276,276
FRB Ser. 05-RP3, Class 1AF, 0.61s, 2035	5,136,506	4,263,300
FRB Ser. 05-RP1, Class 1AF, 0.61s, 2035	798,732	678,922
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.37s, 2037 (F)	2,672,384	1,496,535
IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR27,
Class 2A2, 0.46s, 2036	1,870,445	1,370,101
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	539,624	565,354
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	25,166,000	26,590,079
Ser. 07-C1, Class ASB, 5.857s, 2051	1,811,000	1,909,142
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	6,279,000	6,620,750
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	1,475,000	1,527,953
Ser. 06-LDP9, Class A2S, 5.298s, 2047	7,839,000	8,014,750
Ser. 06-LDP8, Class A2, 5.289s, 2045	2,011,458	2,081,344
Ser. 06-LDP8, Class X, IO, 0.568s, 2045	62,578,846	1,481,360
Ser. 06-CB17, Class X, IO, 0.509s, 2043	96,175,729	2,231,287
Ser. 06-LDP9, Class X, IO, 0.450953s, 2047	77,764,249	1,478,843
Ser. 07-LDPX, Class X, IO, 0.341s, 2049	42,550,878	546,957
Ser. 06-CB16, Class X1, IO, 0.129s, 2045	31,627,180	415,094
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	759,904	759,018
Ser. 03-ML1A, Class X1, IO, 1.304s, 2039	37,224,254	846,316
Ser. 05-LDP2, Class X1, IO, 0.269s, 2042	149,757,132	2,352,954
Ser. 07-CB20, Class X1, IO, 0.153s, 2051	75,897,247	753,682
Ser. 05-CB12, Class X1, IO, 0.148s, 2037	39,440,166	304,013
Ser. 05-LDP5, Class X1, IO, 0.079s, 2044	418,225,337	1,472,990
Ser. 06-LDP6, Class X1, IO, 0.063s, 2043	65,418,066	238,161
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	512,562
Ser. 99-C1, Class G, 6.41s, 2031	601,777	459,461
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	7,863,000	8,228,858
Ser. 98-C4, Class G, 5.6s, 2035	474,000	488,220
Ser. 98-C4, Class H, 5.6s, 2035	808,000	783,051
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	6,423,374	6,634,399
Ser. 07-C7, Class A2, 5.588s, 2045	3,486,000	3,588,907
Ser. 07-C2, Class XW, IO, 0.559s, 2040	9,067,105	187,907
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037	10,353,099	174,044
Ser. 06-C7, Class XW, IO, 0.715s, 2038	47,543,015	1,253,552
Ser. 06-C7, Class XCL, IO, 0.324s, 2038	73,793,229	1,186,012
Ser. 05-C3, Class XCL, IO, 0.297s, 2040	144,019,424	2,701,804
Ser. 05-C2, Class XCL, IO, 0.221s, 2040	178,944,005	1,606,917
Ser. 05-C5, Class XCL, IO, 0.187s, 2040	114,412,600	1,499,583
Ser. 07-C2, Class XCL, IO, 0.138s, 2040	210,442,643	2,591,896
Ser. 05-C7, Class XCL, IO, 0.108s, 2040	142,340,207	1,008,082
Ser. 06-C1, Class XCL, IO, 0.088s, 2041	140,199,497	1,406,383
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.88s, 2027	2,904,512	2,697,830
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.761s, 2022	635,088	593,807
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.064s, 2030	496,000	517,326
FRB Ser. 05-A9, Class 3A1, 2.929s, 2035	2,540,001	2,018,640
Ser. 96-C2, Class JS, IO, 2.286s, 2028	466,940	14,008
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	1,837,000	1,938,027
Ser. 05-MCP1, Class XC, IO, 0.187s, 2043	41,867,592	456,089

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.348s, 2039	9,188,704	203,935
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.965s, 2049	3,281,000	3,535,806
Ser. 07-7, Class ASB, 5.744s, 2050	2,703,000	2,827,099
Ser. 07-5, Class A3, 5.364s, 2048	1,919,000	1,974,356
Ser. 07-6, Class A2, 5.331s, 2051	3,115,000	3,190,012
Ser. 2006-3, Class A2, 5.291s, 2046	3,642,086	3,683,370
FRB Ser. 06-4, Class A2FL, 0.381s, 2049	3,824,823	3,724,422
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.243s, 2049	77,985,944	965,700
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.136s, 2037	3,181,673	268,851
Ser. 05-C3, Class X, IO, 5.726s, 2044	2,105,207	171,785
Ser. 06-C4, Class X, IO, 4.147s, 2045	6,856,034	534,771
Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.737s, 2041	2,533,000	2,678,116
Ser. 07-IQ14, Class A2, 5.61s, 2049	5,518,000	5,714,534
FRB 5.597s, 2049	2,807,077	2,855,560
Ser. 06-T21, Class A2, 5.09s, 2052	1,355,711	1,354,407
FRB Ser. 07-HQ12, Class A2FL, 0.511s, 2049	1,148,394	1,064,102
Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1,
IO, 0.091s, 2042	14,835,484	83,375
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	430,286	453,818
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	189,000	9,450
Residential Asset Securitization Trust FRB Ser. 05-A2,
Class A1, 0.76s, 2035	635,213	491,982
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.948s, 2036	17,440,630	336,604
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	6,601,091	4,719,780
FRB Ser. 05-18, Class 6A1, 2.821s, 2035	1,160,471	928,377
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.61s, 2034	331,809	265,447
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045	37,558,558	5,068,451
Ser. 07-4, Class 1A4, IO, 1s, 2045	50,767,642	1,593,056
Structured Asset Securities Corp. 144A FRB Ser.
05-RF2, Class A, 0.61s, 2035	3,815,634	3,233,750
Vericrest Opportunity Loan Transferee 144A Ser.
10-NPL1, Class M, 6s, 2039	3,988,430	3,968,488
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.741s, 2049	10,657,000	11,151,676
Ser. 06-C27, Class A2, 5.624s, 2045	2,851,707	2,887,253
Ser. 2006-C28, Class A2, 5 1/2s, 2048	8,599,981	8,724,120
Ser. 07-C30, Class APB, 5.294s, 2043	2,272,000	2,327,931
Ser. 06-C29, Class A2, 5.275s, 2048	2,476,000	2,519,502
Ser. 07-C34, IO, 0.391s, 2046	18,491,741	287,916
Ser. 06-C29, IO, 0.376s, 2048	74,184,952	1,229,935
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.561s, 2018	574,000	344,400
Ser. 03-C3, Class IOI, IO, 1.107s, 2035	16,309,003	280,541
Ser. 07-C31, IO, 0.259s, 2047	138,012,902	1,616,131
Ser. 05-C18, Class XC, IO, 0.145s, 2042	27,026,407	240,535
Ser. 06-C27, Class XC, IO, 0.092s, 2045	34,287,870	276,703
Ser. 06-C23, Class XC, IO, 0.046s, 2045	161,058,372	642,623
Ser. 06-C26, Class XC, IO, 0.042s, 2045	13,070,856	38,559
WAMU Commercial Mortgage Securities Trust 144A Ser.
05-C1A, Class G, 5.72s, 2036	129,000	43,860
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.066s, 2031	1,083,000	1,076,256

Total mortgage-backed securities (cost $441,035,903)		$483,381,244

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (28.7%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (28.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 4s, TBA, February 1, 2041	$63,500,000	$62,835,231
Federal National Mortgage Association Pass-Through
Certificates
7s, January 1, 2017	11,162	12,055
4 1/2s, TBA, February 1, 2041	34,000,000	34,759,689
4s, TBA, February 1, 2041	291,000,000	288,408,296
		386,015,271

Total U.S. government agency mortgage obligations (cost $384,333,847)		$386,015,271

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 (i)	$682,503	$746,720

Total U.S. treasury obligations (cost $746,720)		$746,720

CORPORATE BONDS AND NOTES (22.3%)(a)
	Principal amount	Value

Basic materials (2.2%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95s, 2021	$1,010,000	$1,055,428
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	935,000	1,197,899
ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	1,575,000	1,617,333

CF Industries, Inc. company guaranty sr. unsec. unsub.
notes 6 7/8s, 2018	1,210,000	1,327,975
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	2,505,000	3,126,911
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	517,000	573,552
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	3,082,000	3,436,430
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	1,140,000	1,171,350
Georgia-Pacific, LLC 144A company guaranty sr. notes
5.4s, 2020	2,120,000	2,092,987
International Paper Co. bonds 7.95s, 2018	1,400,000	1,681,802
International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,913,000	2,467,137
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	1,495,000	1,627,681
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 9s, 2019 (Australia)	650,000	861,708
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	2,305,000	2,145,254
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	1,815,000	2,080,311
Sealed Air Corp. sr. notes 7 7/8s, 2017	725,000	810,146
Sealed Air Corp. 144A notes 5 5/8s, 2013	678,000	716,291
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	164,000	213,200
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	245,000	300,125
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	76,000	93,192
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	610,000	678,624
		29,275,336

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	850,000	927,563
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	1,008,000	1,185,559
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	435,000	480,116
Raytheon Co. sr. unsec. notes 4 7/8s, 2040	620,000	563,978
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	660,000	716,493
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	305,000	339,531
United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	104,751
		4,317,991

Communication services (2.4%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	1,560,000	1,759,413
American Tower Corp. sr. unsec. notes 7s, 2017	1,210,000	1,367,075
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	1,160,000	1,277,880
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	2,645,000	2,723,300
AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040	1,140,000	1,041,595
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,570,000	1,876,236
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	785,000	989,828
Comcast Cable Holdings LLC debs. 9.8s, 2012	75,000	81,123
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	455,000	501,989
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	599,494
Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	436,525
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	1,915,000	1,872,278
France Telecom notes 8 1/2s, 2031 (France)	340,000	455,695
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	800,000	902,000
Frontier Communications Corp. sr. unsec. notes 7 7/8s,
2015	215,000	238,650
Rogers Communications, Inc. company guaranty notes
6.8s, 2018 (Canada)	610,000	729,330
Rogers Communications, Inc. sec. notes 6 3/8s, 2014
(Canada)	1,000,000	1,131,704
SBA Tower Trust 144A company guaranty notes
5.101s, 2017	2,425,000	2,546,834
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,435,000	2,989,131
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	345,000	375,654
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	1,165,000	1,320,204
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	355,000	410,163
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	345,000	398,037
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	350,000	375,275
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	424,000	504,906
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	856,000	1,113,096
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,635,804
Verizon New Jersey, Inc. debs. 8s, 2022	640,000	765,694
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	902,159
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	231,823
		31,552,895

Consumer cyclicals (2.3%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	950,000	997,839
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	645,000	665,963

CBS Corp. company guaranty sr. unsec. notes 5 5/8s,
2012	17,000	17,968
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	2,400,000	2,797,013
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	1,195,000	1,170,804
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	466,000	509,688
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	805,000	826,068
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	1,670,000	1,815,607
DR Horton, Inc. sr. notes 7 7/8s, 2011	415,000	428,488
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	205,000	230,113
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	1,550,000	1,573,250
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	2,180,000	2,370,750
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	1,769,000	1,826,493
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	495,000	499,307
NBC Universal, Inc. 144A notes 6.4s, 2040	845,000	876,329
NBC Universal, Inc. 144A notes 5.15s, 2020	670,000	693,347
News America Holdings, Inc. company guaranty 7 3/4s,
2024	870,000	1,017,123
News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	934,589
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	1,695,000	1,772,099
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	1,060,000	1,037,399
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	672,000	789,600
QVC Inc. 144A sr. notes 7 1/8s, 2017	535,000	561,750
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	799,000	766,041
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	980,000	1,194,257
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	1,450,000	1,832,813
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	1,850,000	2,213,305
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	365,000	369,327
Time Warner, Inc. debs. 9.15s, 2023	675,000	896,357
		30,683,687

Consumer staples (2.4%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	860,000	1,115,345
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	1,735,000	2,225,620
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	2,013,000	2,667,018
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	2,752,000	3,397,372
Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	1,430,000	1,433,383
Campbell Soup Co. debs. 8 7/8s, 2021	715,000	960,291
CVS Caremark Corp. notes 6.6s, 2019	1,310,000	1,522,299
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	2,279,694	2,615,812
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)	675,000	839,465
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	1,735,000	1,761,191
General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	211,628
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	652,197
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	85,000	99,545
Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	820,975
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	3,905,000	4,152,187
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,315
Kroger Co. company guaranty 6.4s, 2017	605,000	693,568
Kroger Co. sr. notes 6.15s, 2020	200,000	223,926
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	776,598
McDonald's Corp. sr. unsec. bond 6.3s, 2037	530,000	604,785
McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	816,458
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	1,178,627
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	555,000	577,200
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	675,000	803,250
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	1,370,000	1,594,613
		31,748,668

Energy (1.2%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	2,880,000	3,119,435
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	1,105,000	1,220,555
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	917,456
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	750,000	800,625
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	375,490
Forest Oil Corp. sr. notes 8s, 2011	455,000	475,475
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	206,502
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	730,000	844,853
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	567,875
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	319,000	326,178
Noble Holding International, Ltd. company guaranty sr.
unsec. notes 6.05s, 2041	460,000	457,189

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	740,000	785,325
Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	674,144
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,093,672
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	1,320,000	1,272,201
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	205,000	215,897
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	240,000	268,394
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	470,000	480,042
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	1,125,000	1,466,359
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	390,000	426,358
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	655,000	693,462
		16,687,487

Financials (7.1%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	620,000	659,235
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	1,062,533
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.561s, 2017	1,035,000	953,313
American Express Co. sr. unsec. notes 8 1/8s, 2019	1,450,000	1,798,539
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.461s, 2011	1,225,000	1,219,255
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	2,440,000	2,549,800
AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,275,000	1,405,204
Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,674,409
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	923,687
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	100,000	106,255
Barclays Bank PLC unsec. sub. notes 5.14s, 2020	1,000,000	911,930
Barclays Bank PLC 144A sub. notes 10.179s, 2021	2,181,000	2,737,722
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	2,815,000	2,891,726
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,162,520
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	1,685,000	1,988,993
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.086s, 2012	560,625	553,078
Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,299,271
Citigroup, Inc. sr. notes 6 1/2s, 2013	1,380,000	1,520,404
Citigroup, Inc. sr. unsec. sub. FRN 0.572s, 2016	1,961,000	1,787,505
Citigroup, Inc. sub. notes 5s, 2014	1,156,000	1,211,359
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	504,000	496,040
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	1,380,000	1,452,996
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	100,000	104,687
Countrywide Financial Corp. FRN Ser. MTN, 0.726s, 2012	1,090,000	1,084,349
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	390,000	417,037
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	64,000	68,895
Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014	220,000	220,200
Erac USA Finance Co. 144A company guaranty sr. notes
5 1/4s, 2020	670,000	675,497
Erac USA Finance Co. 144A company guaranty sr. unsec.
unsub. notes 2 3/4s, 2013	40,000	40,757
FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s,
2012	1,695,000	1,847,587
Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	1,090,674
GATX Financial Corp. notes 5.8s, 2016	455,000	494,521
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	2,405,000	2,607,095
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.48563s, 2016	895,000	843,783
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	370,000	413,315
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	648,135
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	940,000	1,092,525
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	2,509,029
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	1,207,000	1,141,517
Highwood Realty LP sr. unsec. bonds 5.85s, 2017 (R)	835,000	880,494
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,945,000	3,996,664
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	670,000	690,938
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	446,835
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,438,378
Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035	1,715,000	1,512,798
Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub.
notes 6 3/8s, 2021 (United Kingdom)	520,000	516,989
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	2,630,000	2,455,237
Loews Corp. notes 5 1/4s, 2016	385,000	418,073
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,350,000	1,403,892
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	820,000	872,181
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	830,000	1,106,470
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,667,527
MetLife Global Funding I 144A sr. unsub. notes 5 1/8s,
2014	715,000	779,370
MetLife, Inc. sr. unsec. unsub. notes 5 7/8s, 2041	2,000,000	2,055,704
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,039,822

Nationwide Financial Services notes 5 5/8s, 2015	500,000	505,229
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	540,000	552,848
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	660,000	705,493
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	99,947
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	2,224,000	2,196,200
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	861,200
Pacific LifeCorp 144A sr. notes 6s, 2020	1,575,000	1,661,277
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	340,000	403,107
Prudential Financial, Inc. sr. notes 6.2s, 2015	300,000	331,301
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	575,000	621,457
Prudential Holdings LLC sr. notes FRN Ser. AGM,
1.179s, 2017	160,000	147,232
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	360,000	360,431
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	805,000	902,030
Simon Property Group LP sr. unsec. unsub. notes
10.35s, 2019 (R)	626,000	855,187
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	1,278,000	1,385,706
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	1,120,000	1,105,144
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (R)	645,000	692,040
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	985,000	1,035,664
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	1,555,000	1,772,742
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	1,180,000	1,206,980
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	2,105,914
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	1,745,000	1,949,915
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	5,000	5,433
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE,
0.44594s, 2012	575,000	575,323
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	1,810,000	2,036,784
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	1,070,000	1,238,874
Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015	345,000	367,320
Wells Fargo Bank NA unsec. sub. notes FRN 0.494s, 2016	1,180,000	1,092,075
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	1,750,000	1,812,525
Willis Group North America, Inc. company guaranty
6.2s, 2017	510,000	525,194
		96,057,321

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	1,864,354
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	186,000	220,462
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	464,000	519,230
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	1,655,000	1,628,106
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	451,000	422,399
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	244,000	242,234
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	120,943
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	390,000	406,876
WellPoint, Inc. notes 7s, 2019	225,000	265,220
		5,689,824

Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	1,240,000	1,330,863
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 7/8s, 2020	955,000	1,017,075
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 5/8s, 2018	230,000	244,375
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	1,520,000	1,660,512
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	145,000	159,613
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	911,900
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)	340,000	369,750
Tyco Electronics Group SA company guaranty sr. unsec.
notes 4 7/8s, 2021 (Luxembourg)	575,000	585,086
		6,279,174

Transportation (0.5%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s, 2011	100,000	101,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	290,000	300,875
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	305,000	350,862
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	365,000	411,614
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	1,670,000	1,751,011
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	708,042	754,065
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	222,831	235,087

Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,147,962	1,150,832
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	223,890	249,077
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	390,000	418,989
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	513,996	529,416
		6,252,828

Utilities and power (3.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	554,011
Ameren Illinois Co. sr. notes 9 3/4s, 2018	520,000	668,633
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	570,609
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	851,263
Beaver Valley Funding Corp. sr. bonds 9s, 2017	687,000	776,097
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	1,082,632
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,947,496	2,045,188
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,052,360
CMS Energy Corp. sr. notes 8 1/2s, 2011	2,397,000	2,430,335
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.253s,
2013	625,000	614,844
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	283,758
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	480,000	488,940
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	145,643
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	400,000	436,809
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	775,000	804,380
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	10,000	9,775
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	2,460,000	2,829,556
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	830,000	994,668
Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,154,738
Electricite de France 144A sr. notes 4.6s, 2020
(France)	255,000	261,989
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	695,000	686,611
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 5.95s, 2041	1,260,000	1,229,766
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016	1,770,000	1,779,945
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	7,000	7,273
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	600,000	646,500
ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	992,529
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	360,805
Kansas Gas & Electric bonds 5.647s, 2021	652,662	689,609
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	1,525,000	1,722,626
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,052,890
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	410,000	453,114
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	406,433
National Fuel Gas Co. notes 5 1/4s, 2013	595,000	630,037
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	795,000	1,048,470
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	466,000	471,584
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	325,401
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	785,000	805,801
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	506,229
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	977,037
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	1,616,236	1,616,656
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	563,563
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020	240,000	255,218
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	135,000	149,881
Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	791,783
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6.572s, 2017	340,000	385,739
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	2,190,000	2,754,537
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	647,644
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	891,231
		40,905,140

Total corporate bonds and notes (cost $282,246,312)		$299,450,351

ASSET-BACKED SECURITIES (6.1%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.39s, 2037	$6,829,000	$5,021,432
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.41s, 2036	1,389,000	811,298
FRB Ser. 06-HE3, Class A2C, 0.41s, 2036	973,000	476,336
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.42s, 2036	754,039	514,153
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	324,809
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 0.845s, 2044	452,522	433,347
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030 (F)	3,679,648	3,054,108
Ser. 00-5, Class A6, 7.96s, 2032	1,937,203	1,588,506

Ser. 02-1, Class M1F, 7.954s, 2033		1,778,000	1,803,954
Ser. 01-4, Class A4, 7.36s, 2033 (F)		2,809,003	2,977,543
Ser. 00-6, Class A5, 7.27s, 2031		4,807,725	4,951,957
Ser. 01-1, Class A5, 6.99s, 2031 (F)		5,540,301	5,678,809
Countrywide Asset Backed Certificates
FRB Ser. 04-6, Class 2A5, 0.65s, 2034		537,923	473,194
FRB Ser. 06-BC1, Class 2A3, 0.55s, 2036		2,200,000	1,584,000
FRB Ser. 07-BC2, Class 2A3, 0 1/2s, 2037		10,794,000	6,044,640
FRB Ser. 07-3, Class 2A2, 0.43s, 2047		3,712,000	2,834,364
FRB Ser. 07-1, Class 2A2, 0.36s, 2037 (F)		4,182,000	3,293,325
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)		134,710	13
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.43s, 2036		3,011,000	1,953,341
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.26s,
2037		417,000	70,890
GE Business Loan Trust 144A FRB Ser. 04-2, Class D,
3.01s, 2032		352,417	70,483
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027 (F)		437,522	393,769
Ser. 99-5, Class A5, 7.86s, 2029		8,273,525	7,528,908
FRN Ser. 96-9, Class M1, 7.63s, 2027		1,643,000	1,620,036
Ser. 97-6, Class A9, 7.55s, 2029		452,721	496,909
Ser. 95-8, Class B1, 7.3s, 2026		284,587	277,100
Ser. 96-10, Class M1, 7.24s, 2028 (F)		812,000	844,480
Ser. 1997-5, Class M1, 6.95s, 2029		2,400,000	2,376,000
Ser. 99-2, Class A7, 6.44s, 2030		700,690	686,439
Ser. 99-1, Class A6, 6.37s, 2025		648,429	667,882
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031 (F)		2,316,821	2,386,325
GSAA Home Equity Trust FRB Ser. 05-11, Class 3A4,
0.51s, 2035		1,667,679	1,421,696
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.786s, 2036		787,859	504,230
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 0.47s, 2037		6,454,832	2,370,860
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.52s, 2036		814,049	320,038
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.51s, 2032		4,257,734	3,874,538
FRB Ser. 02-A, Class M2, 2.51s, 2032		453,000	437,145
Ser. 02-A IO, 0.3s, 2032 (F)		69,552,207	973,731
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038		393,297	368,129
Ser. 10, Class B, 7.54s, 2036		405,778	382,959
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		805,538	810,916
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.42s, 2036		840,592	434,097
FRB Ser. 06-2, Class A2C, 0.41s, 2036		1,017,000	592,505
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1,
5.41s, 2032		2,192,449	2,132,157
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		297,201	288,285
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.45s, 2036		756,370	591,708
FRB Ser. 07-RZ1, Class A2, 0.42s, 2037		1,565,000	968,491
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.99s, 2035		376,575	272,801
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.47s, 2036		1,730,000	720,367
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.43s, 2036		758,000	623,870
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		1,340,434	204,804
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,418,400	170,208
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.37s, 2037		3,068,914	2,040,211

Total asset-backed securities (cost $89,368,664)			$81,742,096

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	$32,698,500	$775,608
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.59% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	Feb-11/3.59	35,457,336	662,698
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	64,062,900	2,483,719
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	64,062,900	1,281
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	64,062,900	2,095,497
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	64,062,900	3,844

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.22%
versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	25,782,100	624,958
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.22% versus the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	25,782,100	205,226

Total purchased options outstanding (cost $9,076,879)			$6,852,831

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$770,000	$791,337
IL State G.O. Bonds
4.421s, 1/1/15		410,000	412,636
4.071s, 1/1/14		1,220,000	1,221,659
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		675,000	658,044
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40		845,000	759,190
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30		1,060,000	1,035,556

Total municipal bonds and notes (cost $4,985,143)			$4,878,422

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.303s, 2015		$334,037	$310,811
National Bedding Co., LLC bank term loan FRN Ser. B,
3.813s, 2013		150,852	150,852
Polypore, Inc. bank term loan FRN Ser. B, 2.26s, 2014		392,330	383,993
SunGard Data Systems, Inc. bank term loan FRN 2.011s,
2014		9,062	9,012
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.91s, 2016		187,760	188,431

Total senior loans (cost $982,015)			$1,043,099

SHORT-TERM INVESTMENTS (42.5%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.17% (e)		321,705,587	$321,705,587
U.S. Treasury Bills for an effective yield of 0.26%,
October 20, 2011 (SEG) (SEGSF)		$13,319,000	13,299,594
U.S. Treasury Bills for effective yields ranging from
0.19% to 0.24%, August 25, 2011 (SEG) (SEGSF)		57,425,000	57,345,524
U.S. Treasury Bills for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)		48,231,000	48,170,663
U.S. Treasury Bills for an effective yield of 0.20%,
June 2, 2011 (SEGSF)		36,768,000	36,734,688
U.S. Treasury Bills for effective yields ranging from
0.23% to 0.29%, March 10, 2011 (SEG) (SEFSF)		29,118,000	29,109,736
U.S. Treasury Bills for an effective yield of 0.15%,
February 17, 2011		65,000,000	64,995,609

Total short-term investments (cost $571,384,574)			$571,361,401

TOTAL INVESTMENTS

Total investments (cost $1,784,160,057)(b)			$1,835,471,435

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	2,315	$279,246,875	Mar-11	$(11,741,664)
U.S. Treasury Bond 30 yr (Long)	1,459	179,684,969	Mar-11	(9,239,366)
U.S. Treasury Note 2 yr (Long)	14	3,068,625	Mar-11	1,364
U.S. Treasury Note 5 yr (Long)	89	10,538,852	Mar-11	(162,872)
U.S. Treasury Note 10 yr (Short)	27	3,261,516	Mar-11	80,839

Total				$(21,061,699)

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $119,752,251) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	$153,193,000	Aug-11/4.7	$1,000,350
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	153,193,000	Aug-11/4.7	13,577,496
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	15,331,000	Aug-11/4.55	1,183,553
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	15,331,000	Aug-11/4.55	139,205
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	23,047,000	Aug-11/4.475	238,306
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	23,047,000	Aug-11/4.475	1,654,544
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.	72,092,340	Jan-12/4.72	1,262,337
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.	72,092,340	Jan-12/4.72	5,801,271
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.	32,698,500	Mar-11/4.7375	654
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	12,614,480	Feb-15/5.36	719,025
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	12,614,480	Feb-15/5.36	985,191
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	22,504,000	Jul-11/4.5475	157,528
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	22,504,000	Jul-11/4.5475	1,755,312
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	340,260
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	3,420,608
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	2,236,486
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	214,634
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	32,698,500	Mar-11/4.665	654
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	14,182,934	Apr-11/3.89	136,386
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	47,992,000	Jul-11/4.525	3,667,396
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	359,460
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	400,733
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	47,992,000	Jul-11/4.46	3,441,573
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	384,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	71,988,000	Jul-11/4.745	6,686,610
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.8	1,894,189
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%

versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	120,153,900	Jan-12/4.8	10,293,349
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.	17,335,500	May-12/5.51	2,195,971
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	211,480
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	32,662,920	Feb-15/5.27	1,950,303
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	32,662,920	Feb-15/5.27	2,426,528
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	128,896,500	Sep-15/4.04	4,360,569
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	128,896,500	Sep-15/4.04	14,620,730
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	31,254,600	Aug-15/4.46	2,475,052
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	31,254,600	Aug-15/4.46	5,056,369
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	31,254,600	Aug-15/4.375	5,292,029
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	31,254,600	Aug-15/4.375	2,339,094

Total			$102,879,255

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$54,482,000		$3,772	12/6/12	3 month USD-LIBOR-BBA	0.79%	$92,667

296,609,800		(271,662)	7/23/20	3 month USD-LIBOR-BBA	2.96%	(10,745,489)

323,671,500		983,000	9/9/15	1.68%	3 month USD-LIBOR-BBA	3,891,712

Barclays Bank PLC
20,273,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,255,108)

58,270,000		649,333	10/28/30	3 month USD-LIBOR-BBA	3.38%	(5,198,446)

66,344,400		(6,356)	1/28/16	3 month USD-LIBOR-BBA	2.17%	(41,717)

15,972,400		(2,639)	1/28/21	3 month USD-LIBOR-BBA	3.41%	(83,453)

2,128,700		1,100	1/28/41	4.21%	3 month USD-LIBOR-BBA	34,974

77,344,936		--	11/8/25	3.2175%	3 month USD-LIBOR-BBA	6,172,612

3,365,693		--	11/8/25	3.215%	3 month USD-LIBOR-BBA	269,599

57,110,900		--	11/10/15	3 month USD-LIBOR-BBA	1.40%	(1,678,977)

Citibank, N.A.
2,279,200		(721)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(22,291)

31,591,300		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(904,992)

209,983,300		30,621	10/14/14	1.05%	3 month USD-LIBOR-BBA	3,602,590

353,660,000		96,913	12/10/12	3 month USD-LIBOR-BBA	0.81%	861,741

27,500,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	19,108

11,366,200		--	1/14/41	3 month USD-LIBOR-BBA	4.240625%	(103,194)

18,045,200		55,544	1/28/16	3 month USD-LIBOR-BBA	2.17%	45,927

52,694,500		308,774	1/28/21	3 month USD-LIBOR-BBA	3.41%	42,158

Credit Suisse International
48,300,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(494,175)

122,826,400		--	12/21/15	3 month USD-LIBOR-BBA	2.1475%	283,942

112,202,300		(978,827)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(698,321)

49,194,600		(199,512)	2/1/21	3.47%	3 month USD-LIBOR-BBA	(185,246)

45,000,000		--	8/4/20	2.92%	3 month USD-LIBOR-BBA	1,175,861

37,800,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	1,672,899

277,522,500		(76,292)	11/3/12	0.50%	3 month USD-LIBOR-BBA	707,051

18,867,800		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(632,849)

28,155,700		--	11/8/20	2.63375%	3 month USD-LIBOR-BBA	1,785,977

33,928,200		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	1,808,743

Deutsche Bank AG
99,071,700		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(5,949,910)

42,434,125		--	11/8/25	3.224%	3 month USD-LIBOR-BBA	3,345,514

240,875,500		2,004,000	12/30/20	3 month USD-LIBOR-BBA	3.43%	2,113,848

271,704,300		47,904	12/31/14	1.91%	3 month USD-LIBOR-BBA	(2,491,325)

5,537,700		1,259	12/31/20	3 month USD-LIBOR-BBA	3.55%	62,383

64,000,000		--	12/31/20	3 month USD-LIBOR-BBA	3.422%	(11,676)

27,800,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(701,927)

58,592,100		--	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(108,558)

75,104,300		(44,365)	1/27/16	2.23%	3 month USD-LIBOR-BBA	(228,032)

30,974,800		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	231,895

226,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(5,049,767)

45,660,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	304,413

Goldman Sachs International
21,086,900		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	2,113,867

57,187,900		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(392,104)

17,091,300		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	1,539,535

40,054,700		(30,706)	1/27/41	4.29%	3 month USD-LIBOR-BBA	47,626

JPMorgan Chase Bank, N.A.
39,741,600		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(17,792)

60,587,900	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(397,457)

20,273,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,130,023)

76,318,900		3,487,774	10/14/20	4.02%	3 month USD-LIBOR-BBA	(1,274,279)

7,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	309,796

39,700,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(2,129,216)

185,574,637		--	11/8/15	3 month USD-LIBOR-BBA	1.31%	(6,236,074)

28,916,800		6,824	1/27/13	0.84%	3 month USD-LIBOR-BBA	(22,991)

317,833,300		54,742	1/31/15	1.79%	3 month USD-LIBOR-BBA	(568,614)

44,354,400		(31,349)	1/31/21	3.51%	3 month USD-LIBOR-BBA	(196,305)

134,607,100		(65,580)	1/31/16	3 month USD-LIBOR-BBA	2.24%	310,481

68,990,200		(142,718)	1/31/26	4.00%	3 month USD-LIBOR-BBA	(369,189)

23,155,700		(42,822)	1/31/41	4.33%	3 month USD-LIBOR-BBA	(159,337)

74,445,300		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	(89,684)

167,168,800		--	11/12/15	3 month USD-LIBOR-BBA	1.5575%	(3,678,519)

104,777,400		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(234,406)

75,643,900		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(165,616)

UBS, AG
33,562,100		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	949,813

Total						$(19,850,327)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty/	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$42,254,202	$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(64,498)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

27,550,156	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(42,054)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

8,159,668	--	1/12/39	5.50% (1 month	Synthetic TRS	(27,536)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

4,124,446	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(6,296)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

10,481,020	--	1/12/39	5.50% (1 month	Synthetic TRS	(35,370)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

11,259,972	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(17,188)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

15,853,700	--	1/12/38	6.50% (1 month	Synthetic TRS	24,200
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

13,046,929	--	1/12/39	5.50% (1 month	Synthetic TRS	(44,029)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

14,001,694	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(21,373)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

16,940,919	--	1/12/39	5.50% (1 month	Synthetic TRS	(57,170)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

18,201,853	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(27,784)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

19,533,288	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(29,816)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

18,035,118	--	1/12/39	5.50% (1 month	Synthetic TRS	(60,862)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

18,035,118	--	1/12/39	5.50% (1 month	Synthetic TRS	(60,862)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

19,533,288	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(29,816)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

Goldman Sachs International
21,444,846	--	1/12/39	5.50% (1 month	Synthetic TRS	(72,369)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

49,027,881	--	1/12/39	5.50% (1 month	Synthetic TRS	(165,453)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

52,880,556	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(80,719)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

25,603,773	--	1/12/39	5.50% (1 month	Synthetic TRS	(86,412)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Total					$(905,407)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	$--	$3,610,000	12/20/13	530 bp	$485,115

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	3,150,000	9/20/13	109 bp	30,687

Total						$515,802

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011.

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $1,345,307,406.

(b) The aggregate identified cost on a tax basis is $1,812,943,847, resulting in gross unrealized appreciation and depreciation of $48,303,966 and $25,776,378, respectively, or net unrealized appreciation of $22,527,588.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $134,765 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $113,522,926 and $172,714,800, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $901,161,532 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of contracts of approximately 4,000 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $589,600,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,439,675 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $133,152,485 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $143,674,722.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$80,768,365	$973,731

Corporate bonds and notes	--	299,450,351	--

Mortgage-backed securities	--	479,086,174	4,295,070

Municipal bonds and notes	--	4,878,422	--

Purchased options outstanding	--	6,852,831	--

Senior loans	--	1,043,099	--

U.S. Government agency mortgage obligations	--	386,015,271	--

U.S. Treasury Obligations	--	746,720	--

Short-term investments	321,705,587	249,655,814	--

Totals by level	$321,705,587	$1,508,497,047	$5,268,801

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(21,061,699)	$--	$--

Written options	--	(102,879,255)	--

Interest rate swap contracts	--	(25,688,338)	--

Total return swap contracts	--	(905,407)	--

Credit default contracts	--	515,802	--

Totals by level	$(21,061,699)	$(128,957,198)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$515,802	$--

Interest rate contracts	38,014,566	181,696,434

Total	$38,530,368	$181,696,434

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011